Related party transactions - Service agreements and products with related parties (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Service Agreements
Transactions
Sales of goods and services	€ 4,954	€ (11,218)
Purchases of goods and services	67,661	59,623
Balances
Accounts receivable	68,577		€ 70,338
Accounts payable	10,463		6,776
Accrued expenses	5,485		8,352
Products
Transactions
Sales of goods and services	21,918	21,655
Purchases of goods and services	263,287	242,177
Balances
Accounts receivable	15,754		16,803
Accounts payable	77,410		39,667
Fresenius SE | Service Agreements
Transactions
Sales of goods and services	155	77
Purchases of goods and services	13,958	11,972
Balances
Accounts receivable	40		35
Accounts payable	5,339		360
Fresenius SE affiliates | Service Agreements
Transactions
Sales of goods and services	2,021	1,651
Purchases of goods and services	53,703	47,651
Balances
Accounts receivable	884		2,003
Accounts payable	5,124		6,416
Fresenius SE affiliates | Products
Transactions
Sales of goods and services	21,918	21,655
Purchases of goods and services	20,139	17,559
Balances
Accounts receivable	15,754		16,803
Accounts payable	4,267		3,405
Equity method investees | Service Agreements
Transactions
Sales of goods and services	2,778	(12,946)
Balances
Accounts receivable	67,653		68,300
Equity method investees | Products
Transactions
Purchases of goods and services	243,148	€ 224,618
Balances
Accounts payable	€ 73,143		€ 36,262